Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	27 Months Ended	35 Months Ended	40 Months Ended	42 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000030894
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Fund (Class A) | $19,410
C000030896
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Fund (Class C) | $18,962
C000030895
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Fund (Class I) | $2,096,145
C000179766
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Fund (Class R6) | $18,088
C000030897
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Overseas Fund (Class A) | $15,487
C000030899
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Overseas Fund (Class C) | $15,136
C000030898
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Overseas Fund (Class I) | $1,674,574
C000179770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Overseas Fund (Class R6) | $14,964
C000030900
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Value Fund (Class A) | $21,703
C000030902
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Value Fund (Class C) | $21,167
C000030901
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Value Fund (Class I) | $2,357,780
C000179773
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Value Fund (Class R6) | $19,993
C000030903
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Gold Fund (Class A) | $22,207
C000030905
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Gold Fund (Class C) | $21,660
C000030904
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Gold Fund (Class I) | $2,403,729
C000179778
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Gold Fund (Class R6) | $18,772
C000109583
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Income Builder Fund (Class A) | $15,981
C000109584
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Income Builder Fund (Class C) | $15,577
C000109585
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Income Builder Fund (Class I) | $1,722,497
C000179790
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Income Builder Fund (Class R6) | $15,795
C000030908
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Rising Dividend Fund (Class A) | $16,850
C000030907
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Rising Dividend Fund (Class C) | $16,451
C000124490
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Rising Dividend Fund (Class I) | $1,824,890
C000179782
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Rising Dividend Fund (Class R6) | $17,051
C000228686
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Small Cap Opportunity Fund (Class A) | $9,740
C000228687
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Small Cap Opportunity Fund (Class I) | $1,065,272
C000228685
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Small Cap Opportunity Fund (Class R6) | $10,344
C000237506
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Smid Cap Opportunity Fund (Class A) | $11,113
C000237507
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Smid Cap Opportunity Fund (Class I) | $1,176,948
C000237508
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Smid Cap Opportunity Fund (Class R6) | $11,774
C000232393
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Real Assets Fund (Class A) | $11,129
C000232392
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Real Assets Fund (Class I) | $1,180,857
C000232391
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Real Assets Fund (Class R6) | $11,802
C000108220
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle High Yield Municipal Fund (Class A) | $13,830
C000108221
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle High Yield Municipal Fund (Class C) | $13,479
C000108222
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle High Yield Municipal Fund (Class I) | $1,491,529
C000179786
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle High Yield Municipal Fund (Class R6) | $13,946
C000247344
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Short Duration High Yield Municipal Fund (Class A) | $10,289
C000247345
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Short Duration High Yield Municipal Fund (Class I) | $1,057,064
C000247343
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Short Duration High Yield Municipal Fund (Class R6) | $10,574
Without Sales Load [Member] | C000030894
Average Annual Return [Line Items]
Average Annual Return, Percent		20.08%					7.87%		6.86%
Without Sales Load [Member] | C000030896
Average Annual Return [Line Items]
Average Annual Return, Percent		24.47%					8.16%		6.60%
Without Sales Load [Member] | C000030897
Average Annual Return [Line Items]
Average Annual Return, Percent		15.23%					4.36%		4.47%
Without Sales Load [Member] | C000030899
Average Annual Return [Line Items]
Average Annual Return, Percent		19.42%					4.66%		4.23%
Without Sales Load [Member] | C000030900
Average Annual Return [Line Items]
Average Annual Return, Percent		23.54%					9.75%		8.06%
Without Sales Load [Member] | C000030902
Average Annual Return [Line Items]
Average Annual Return, Percent		28.10%					10.04%		7.79%
Without Sales Load [Member] | C000030903
Average Annual Return [Line Items]
Average Annual Return, Percent		31.01%					9.88%		8.31%
Without Sales Load [Member] | C000030905
Average Annual Return [Line Items]
Average Annual Return, Percent		35.87%					10.19%		8.03%
Without Sales Load [Member] | C000109583
Average Annual Return [Line Items]
Average Annual Return, Percent		12.83%					5.25%		4.80%
Without Sales Load [Member] | C000109584
Average Annual Return [Line Items]
Average Annual Return, Percent		16.79%					5.52%		4.53%
Without Sales Load [Member] | C000030908
Average Annual Return [Line Items]
Average Annual Return, Percent		26.30%					8.67%		5.36%
Without Sales Load [Member] | C000030907
Average Annual Return [Line Items]
Average Annual Return, Percent		30.86%					8.96%		5.11%
Without Sales Load [Member] | C000228686
Average Annual Return [Line Items]
Average Annual Return, Percent		20.37%			(0.78%)
Without Sales Load [Member] | C000237506
Average Annual Return [Line Items]
Average Annual Return, Percent		27.57%	4.88%
Without Sales Load [Member] | C000232393
Average Annual Return [Line Items]
Average Annual Return, Percent		12.78%		3.73%
Without Sales Load [Member] | C000108220
Average Annual Return [Line Items]
Average Annual Return, Percent		11.83%					3.55%		3.31%
Without Sales Load [Member] | C000108221
Average Annual Return [Line Items]
Average Annual Return, Percent		15.44%					3.75%		3.03%
Without Sales Load [Member] | C000247344
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									9.78%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									9.78%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									9.78%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent								11.03%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									5.27%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									5.27%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									5.27%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							6.24%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent								6.53%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									13.00%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									13.00%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									13.00%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent								13.88%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									9.78%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									9.78%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									9.78%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent								11.03%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									1.49%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									1.49%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									1.49%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.23%)
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent								1.38%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									13.00%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									13.00%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									13.00%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							15.27%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent								13.88%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent					10.34%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent						10.85%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent					10.34%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent			15.38%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent			15.38%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		38.02%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent			15.38%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent				7.38%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent				7.38%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent				7.38%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							4.55%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									4.86%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							4.55%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									4.86%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							4.55%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent									4.86%
FR TSR Total Return - 1 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
FR TSR Total Return - 5 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent							4.55%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent								4.70%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent	1.54%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent	1.54%
FR TSR Total Return - 10 yr - Benchmark 1
Average Annual Return [Line Items]
Average Annual Return, Percent	1.54%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		42.99%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							5.57%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent									8.53%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		42.99%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							5.57%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent									8.53%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		42.99%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							5.57%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent									8.53%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		42.99%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							5.57%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent								6.03%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent									9.78%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		24.00%
FR TSR Total Return - 5 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent							7.26%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent									6.64%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent									9.78%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		24.00%
FR TSR Total Return - 5 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent							7.26%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent									6.64%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent									9.78%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		24.00%
FR TSR Total Return - 5 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent							7.26%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent									6.64%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		33.68%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							12.03%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent								11.03%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		24.00%
FR TSR Total Return - 5 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent							7.26%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent								7.42%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		31.77%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.70%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		34.07%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent					(0.37%)
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		31.77%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent						2.38%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		34.07%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent						0.09%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		31.77%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent					1.70%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		34.07%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent					(0.37%)
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		32.42%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent			6.59%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		33.08%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent			6.82%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		32.42%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent			6.59%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		33.08%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent			6.82%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		32.42%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent			6.59%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		33.08%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent			6.82%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.33%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.33%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.33%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		16.94%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							2.53%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent									4.20%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		10.08%
FR TSR Total Return - 5 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent							1.22%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent									2.38%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		16.94%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							2.53%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent									4.20%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		10.08%
FR TSR Total Return - 5 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent							1.22%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent									2.38%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		16.94%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							2.53%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent									4.20%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		10.08%
FR TSR Total Return - 5 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent							1.22%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent									2.38%
FR TSR Total Return - 1 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent		16.94%
FR TSR Total Return - 5 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent							2.53%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent								4.04%
FR TSR Total Return - 1 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent		10.08%
FR TSR Total Return - 5 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent							1.22%
FR TSR Total Return - 10 yr - Benchmark 3
Average Annual Return [Line Items]
Average Annual Return, Percent								2.34%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%
FR TSR Total Return - 10 yr - Benchmark 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%